Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
As required by Item 402(v) of Regulation S-K, this section discusses the relationship between executive compensation and the Company’s financial performance for each of the last five completed fiscal years. In determining the “compensation actually paid” to our named executive officers (or “NEOs”), we are required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table in previous years, as the SEC’s valuation methods for this section differ from those required in the Summary Compensation Table. The table below summarizes compensation values both previously reported in our Summary Compensation Table, as well as the adjusted values required in this section for each of the fiscal years ended December 31, 2020, 2021, 2022, 2023 and 2024. Note that for our NEOs other than our current and prior principal executive officers (each, a “PEO”), compensation is reported as an average.

Year	Summary Compensation Table Total for PEO (1) ($)	Summary Compensation Table Total for Prior PEO (1) ($)	Compensation Actually Paid to PEO (1)(2) ($)	Compensation Actually Paid to Prior PEO (1)(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (1) ($)	Average Compensation Actually Paid to Non-PEO NEOs (1)(2) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) (4) ($)	Basic EPS (5) ($)
							Total Shareholder Return (3) ($)	Peer Group Total Shareholder Return (3) ($)
2024	2,716,420	—	3,094,792	—	1,019,955	860,567	123	111	23,392,000	0.37
2023	868,648	—	1,063,033	—	1,125,031	1,161,345	113	119	179,722,000	2.75
2022	1,798,966	—	7,127	—	665,254	497,932	94	114	220,262,000	3.07
2021	1,271,138	—	1,246,717	—	614,262	561,101	122	126	368,837,000	3.24
2020	1,943,968	716,242	(8,215)	489,274	558,869	395,696	88	126	293,814,000	2.21

(1)
The dollar amounts reported for our prior PEO for fiscal year 2020 reflect amounts for Geoffrey L. Hulme, who served as our interim Principal Executive Officer until May 20, 2020, at which time Mr. Raifeld was appointed to serve as our Chief Executive Officer. Mr. Raifeld has served as our Chief Executive Officer since May 20, 2020, and the dollar amounts reported for our PEO for fiscal years 2020, 2021, 2022, 2023 and 2024 reflect amounts for Mr. Raifeld.

The dollar amounts reported for our Non-PEO NEOs for fiscal years 2020 and 2021 reflect the amounts for Ms. Zhen, our only non-PEO NEO for such fiscal years. The dollar amounts reported for our Non-PEO NEOs for fiscal year 2022 is the average of the amounts for Ms. Zhen and Larry Edwards (former President and Chief Executive Officer of La Jolla Pharmaceutical Company). The dollar amounts reported for our Non-PEO NEOs for fiscal year 2023 reflect the amounts for Ms. Zhen, Mr. Basso, Mr. Edwards and Margaret Koziel (former Chief Medical Officer). The dollar amounts reported for our Non-PEO NEOs for fiscal year 2024 reflect the amounts for Mr. Basso, Ms. Zhen and Dr. Ronsheim.

(2)
The dollar amounts reported in these columns represent the amount of “compensation actually paid” to our NEOs as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation reported for our NEOs in the “Total” column of the Summary Compensation Table to determine the amount of “compensation actually paid” for each year. NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below
.

	Year	Summary Compensation Table Total ($) (a)	Reported Value of Equity Awards (a) ($) (b)	Equity Award Adjustment (b) ($) (c)	Compensation Actually Paid ($) (a – b + c)
Pavel Raifeld	2024	2,716,420	1,775,340	2,153,712	3,094,792
	2023	868,648	—	194,385	1,063,033
	2022	1,798,966	1,044,300	(747,539)	7,127
	2021	1,271,138	580,330	555,909	1,246,717
	2020	1,943,968	1,570,000	(382,183)	(8,215)
Geoffrey Hulme	2020	716,242	224,996	(1,972)	489,274
Non-PEO NEOs	2024	1,019,955	478,560	319,172	860,567
	2023	1,125,031	370,304	406,618	1,161,345
	2022	665,254	120,461	(46,861)	497,932
	2021	614,262	152,086	98,925	561,101
	2020	558,869	124,996	(38,177)	395,696

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards”
an
d “Option Awards” columns, as applicable, in the Summary Compensation Table for the applicable year.

(b)
The equity award
adjustment
for each applicable year includes the addition (or subtraction, as applicable) of the amounts set forth in the table below in accordance with Item 402(v) of Regulation S-K. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

	Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustment ($)
Pavel Raifeld	2024	2,166,571	(27,153)	—	14,294	—	—	2,153,712
	2023	—	224,616)	—	(30,231)	—	—	194,385
	2022	(340,558)	(435,147)	—	28,166	—	—	(747,539)
	2021	224,504	405,433	—	(74,028)	—	—	555,909
	2020	(382,183)	—	—	—	—	—	(382,183)
Geoffrey Hulme	2020	—	—	—	(1,972)	—	—	(1,972)
Non-PEO NEOs	2024	260,661	25,314	—	33,197	—	—	319,172
	2023	399,658	8,150	—	(1,190)	—	—	406,618
	2022	(44,883)	(22,066)	—	20,088	—	—	(46,861)
	2021	67,900	38,700		(7,675)			98,925
	2020	(16,695)	(12,532)		(8,950)			(38,177)

(3)
The dollar amounts disclosed in these columns assume $100 was invested for the cumulative period through the end of the last fiscal year, in either the Company or the NASDAQ Biotechnology Index (weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated), as applicable, and reinvestment of the pre-tax value of dividends paid. Historical stock performance is not necessarily indicative of future stock performance.

(4)
The dollar amounts reported in this column represent the amount of net income (loss) previously disclosed in our consolidated audited financial statements for the applicable year, as required by Regulation S-X.

(5)
While the Company uses a number of financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that basic earnings per share (EPS) is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance.

Company Selected Measure Name	Basic EPS
Named Executive Officers, Footnote	The dollar amounts reported for our Non-PEO NEOs for fiscal years 2020 and 2021 reflect the amounts for Ms. Zhen, our only non-PEO NEO for such fiscal years. The dollar amounts reported for our Non-PEO NEOs for fiscal year 2022 is the average of the amounts for Ms. Zhen and Larry Edwards (former President and Chief Executive Officer of La Jolla Pharmaceutical Company). The dollar amounts reported for our Non-PEO NEOs for fiscal year 2023 reflect the amounts for Ms. Zhen, Mr. Basso, Mr. Edwards and Margaret Koziel (former Chief Medical Officer). The dollar amounts reported for our Non-PEO NEOs for fiscal year 2024 reflect the amounts for Mr. Basso, Ms. Zhen and Dr. Ronsheim.
Peer Group Issuers, Footnote	The dollar amounts disclosed in these columns assume $100 was invested for the cumulative period through the end of the last fiscal year, in either the Company or the NASDAQ Biotechnology Index (weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated), as applicable, and reinvestment of the pre-tax value of dividends paid. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in these columns represent the amount of “compensation actually paid” to our NEOs as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation reported for our NEOs in the “Total” column of the Summary Compensation Table to determine the amount of “compensation actually paid” for each year. NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below
.

	Year	Summary Compensation Table Total ($) (a)	Reported Value of Equity Awards (a) ($) (b)	Equity Award Adjustment (b) ($) (c)	Compensation Actually Paid ($) (a – b + c)
Pavel Raifeld	2024	2,716,420	1,775,340	2,153,712	3,094,792
	2023	868,648	—	194,385	1,063,033
	2022	1,798,966	1,044,300	(747,539)	7,127
	2021	1,271,138	580,330	555,909	1,246,717
	2020	1,943,968	1,570,000	(382,183)	(8,215)
Geoffrey Hulme	2020	716,242	224,996	(1,972)	489,274
Non-PEO NEOs	2024	1,019,955	478,560	319,172	860,567
	2023	1,125,031	370,304	406,618	1,161,345
	2022	665,254	120,461	(46,861)	497,932
	2021	614,262	152,086	98,925	561,101
	2020	558,869	124,996	(38,177)	395,696

Non-PEO NEO Average Total Compensation Amount	$ 1,019,955	$ 1,125,031	$ 665,254	$ 614,262	$ 558,869
Non-PEO NEO Average Compensation Actually Paid Amount	$ 860,567	1,161,345	497,932	561,101	395,696
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The dollar amounts reported in these columns represent the amount of “compensation actually paid” to our NEOs as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation reported for our NEOs in the “Total” column of the Summary Compensation Table to determine the amount of “compensation actually paid” for each year. NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below
.

	Year	Summary Compensation Table Total ($) (a)	Reported Value of Equity Awards (a) ($) (b)	Equity Award Adjustment (b) ($) (c)	Compensation Actually Paid ($) (a – b + c)
Pavel Raifeld	2024	2,716,420	1,775,340	2,153,712	3,094,792
	2023	868,648	—	194,385	1,063,033
	2022	1,798,966	1,044,300	(747,539)	7,127
	2021	1,271,138	580,330	555,909	1,246,717
	2020	1,943,968	1,570,000	(382,183)	(8,215)
Geoffrey Hulme	2020	716,242	224,996	(1,972)	489,274
Non-PEO NEOs	2024	1,019,955	478,560	319,172	860,567
	2023	1,125,031	370,304	406,618	1,161,345
	2022	665,254	120,461	(46,861)	497,932
	2021	614,262	152,086	98,925	561,101
	2020	558,869	124,996	(38,177)	395,696

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Performance Measures
The following list includes the financial performance measures used by the Company to link compensation actually paid to our NEOs to the performance of the Company for the fiscal year ended December 31, 2024. These measures are not ranked.

•	Basic EPS

•	Gross Revenue

•	Amount of Capital Allocation Activities

Total Shareholder Return Amount	$ 123	113	94	122	88
Peer Group Total Shareholder Return Amount	111	119	114	126	126
Net Income (Loss)	$ 23,392,000	$ 179,722,000	$ 220,262,000	$ 368,837,000	$ 293,814,000
Company Selected Measure Amount	0.37	2.75	3.07	3.24	2.21
Measure:: 1
Pay vs Performance Disclosure
Name	Basic EPS
Measure:: 2
Pay vs Performance Disclosure
Name	Gross Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Amount of Capital Allocation Activities
Pavel Raifeld [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 2,716,420	$ 868,648	$ 1,798,966	$ 1,271,138	$ 1,943,968
PEO Actually Paid Compensation Amount	$ 3,094,792	$ 1,063,033	$ 7,127	$ 1,246,717	$ (8,215)
PEO Name	Mr. Raifeld	Mr. Raifeld	Mr. Raifeld	Mr. Raifeld	Mr. Raifeld
Geoffrey Hulme [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 716,242
PEO Actually Paid Compensation Amount					$ 489,274
PEO Name					Geoffrey L. Hulme
PEO | Pavel Raifeld [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,153,712	$ 194,385	$ (747,539)	$ 555,909	$ (382,183)
PEO | Pavel Raifeld [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,166,571		(340,558)	224,504	(382,183)
PEO | Pavel Raifeld [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(27,153)	224,616	(435,147)	405,433
PEO | Pavel Raifeld [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,294	(30,231)	28,166	(74,028)
PEO | Pavel Raifeld [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,775,340)		(1,044,300)	(580,330)	(1,570,000)
PEO | Geoffrey Hulme [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,972)
PEO | Geoffrey Hulme [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,972)
PEO | Geoffrey Hulme [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(224,996)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	319,172	406,618	(46,861)	98,925	(38,177)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	260,661	399,658	(44,883)	67,900	(16,695)
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	25,314	8,150	(22,066)	38,700	(12,532)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	33,197	(1,190)	20,088	(7,675)	(8,950)
Non-PEO NEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (478,560)	$ (370,304)	$ (120,461)	$ (152,086)	$ (124,996)